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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
  (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



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MORGAN STANLEY NEW YORK TAX FREE INCOME
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT IN                                                                                  COUPON          MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
----------                                                                                 ------          --------    ------------
                 TAX-EXEMPT MUNICIPAL BONDS  (101.5%)
                 NEW YORK  (93.7%)
$    2,000       Battery Park City Authority, Ser 2003A                                      5.00%         11/01/24    $  2,091,260
       500       Hempstead Industrial Development Agency, Hofstra University Ser
                   1996 (MBIA)                                                               5.80          07/01/15         507,770
     8,000       Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA)@                4.981          02/15/47       7,846,540
     2,000       Long Island Power Authority, Ser 2000 A (FSA)                               0.00          06/01/18       1,290,840
     1,000       Long Island Power Authority, Ser 2006 B                                     5.00          12/01/35       1,019,320
     3,000       Metropolitan Transportation Authority, Dedicated Tax Refg
                   Ser 2002 Ser 2002 A (FSA)                                                 5.25          11/15/24       3,190,830
     1,000       Nassau County Tobacco Settlement Corporation, Ser 2006                      0.00    #     06/01/26         864,310
     2,000       New York City Health & Hospital Corporation, Health 2003
                   Ser A (Ambac)                                                             5.25          02/15/22       2,116,880
     1,636       New York City Housing Development Corporation, East Midtown -
                   FHA Ins Sec 223                                                           6.50          11/15/18       1,638,709
     1,690       New York City Housing Development Corporation, Ruppert -
                   FHA Ins Sec 223                                                           6.50          11/15/18       1,778,543
     1,000       New York City Industrial Development Agency, Airis JFK I LLC Ser
                   2001A (AMT)                                                               5.50          07/01/28         990,750
     2,000       New York City Industrial Development Agency, Brooklyn Navy Yard
                   Cogeneration Partners LP Ser 1997 (AMT)                                   5.75          10/01/36       2,006,000
     1,500       New York City Industrial Development Agency, IAC/Interactive Corp
                   Ser 2005                                                                  5.00          09/01/35       1,432,425
     1,000       New York City Industrial Development Agency, Queens Baseball
                   Stadium Ser 2006 (Ambac)                                                  5.00          01/01/46       1,024,880
     3,000       New York City Municipal Water Finance Authority, 2001 Ser B                5.125          06/15/31       3,111,570
     1,035       New York City Industrial Development Agency, Royal Charter
                 Properties - The New York & Presbyterian Hospital Parking
                   Ser 2001 (FSA)                                                            5.25          12/15/32       1,097,928
     2,000       New York City Industrial Development Agency, Terminal One Group
                   Association Ser 2005 (AMT)                                                5.50          01/01/24       2,109,720
     1,000       New York City Industrial Development Agency, Yankee Stadium Ser
                   2006 (FGIC)                                                               5.00          03/01/46       1,024,190
     2,000       New York City Transitional Finance Authority, New York, 2003
                   Ser D (MBIA)                                                              5.25          02/01/20       2,135,420
     2,000       New York City Transitional Finance Authority, New York,
                   Refg 2003 Ser A                                                           5.50    #     11/01/26       2,142,440
     1,000       New York City, 2005 Ser G                                                   5.00   **     12/01/26       1,032,470
     1,000       New York Counties Tobacco Trust IV, Ser 2005 A                              5.00          06/01/45         923,760
     2,000       New York Local Government Assistance Corporation, Ser 1993 C                5.50          04/01/17       2,215,480
     1,000       New York State Dormitory Authority, Catholic Health Long
                   Island - St Francis Hospital Ser 2004                                     5.00          07/01/27         984,500
     2,000       New York State Dormitory Authority, City University Ser 1993 A              5.75          07/01/09       2,049,680
     1,000       New York State Dormitory Authority, Montefiore Hospital  - FHA
                   Insured Mtge Ser 2004 (FGIC)                                              5.00          08/01/29       1,031,220
     1,000       New York State Dormitory Authority, New York University
                   Ser 1998 A (MBIA) (MBIA)                                                  5.75          07/01/15       1,133,850



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
     1,000       New York State Dormitory Authority, School District Ser 2002 C
                   (MBIA) (MBIA)                                                             5.25          04/01/21       1,065,800
     1,000       New York State Dormitory Authority, School District Ser 2002 E
                   (MBIA) (MBIA)                                                             5.50          10/01/17       1,080,650
     2,000       New York State Dormitory Authority, State University 1993 Ser A             5.25          05/15/15       2,149,440
     2,205       New York State Dormitory Authority, Suffolk County Judicial
                   Ser 1986 (ETM)                                                           7.375          07/01/16       2,598,240
     2,000       New York State Dormitory Authority, Winthrop South Nassau
                   University Health Ser 2003 B                                              5.50          07/01/23       2,052,860
     2,000       New York State Dorrmitory Authority, North shore Long Island
                   Jewish Group Ser A                                                        5.00          05/01/32       1,999,900
     6,000       New York State Energy & Research Development Authority, Brooklyn
                   Union Gas Co 1991 Ser D (AMT)                                            8.854   ++     07/01/26       6,345,000
     4,000       New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                6.10          11/01/15       4,047,880
     1,000       New York State Mortgage Agency Homeowner Ser 143 (AMT)                      4.90          10/01/37         968,690
     2,000       New York State Power Authority, Ser 2000 A                                  5.25          11/15/40       2,078,160
     1,000       Suffolk County Industrial Development Agency, Jeffersons Ferry
                   Ser 2006                                                                  5.00          11/01/28         942,150
     1,000       TSASC Inc, Tobacco Settlement Ser 2006-1                                   5.125          06/01/42         945,080
     1,500       Westchester Tobacco Asset Securization Corporation, Ser 2005               5.125          06/01/45       1,418,805
                                                                                                                       ------------
                                                                                                                         76,483,940
                                                                                                                       ------------
                 PUERTO RICO  (7.8%)
     2,000       Puerto Rico Highway & Transportation Authority, Refg Ser X                  5.50          07/01/15       2,176,580
     4,000       Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)           5.375          10/01/24       4,223,160
                                                                                                                       ------------
                                                                                                                          6,399,740
                                                                                                                       ------------
                 TOTAL TAX-EXEMPT MUNICIPAL BONDS
                   (COST $79,854,438)                                                                                    82,883,680
                                                                                                                       ------------
                 SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.5%)
     1,500       New York NY (Demand 10/01/07)                                               3.90   *      08/01/20       1,500,000
     1,800       New York City Municipal Water Finance Authority, 2000 Ser C
                   (Demand 10/01/07)                                                         3.96   *      06/15/33       1,800,000
       400       New York City Municipal Water Finance Authority, 2000 Ser C
                   (Demand 10/01/07)                                                         4.04   *      06/15/33         400,000
                                                                                                                       ------------
                 TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
                   (COST $3,700,000)                                                                                      3,700,000
                                                                                                                       ------------
                 TOTAL INVESTMENTS (COST $83,554,438) (b)                                                                86,583,680
                                                                                                                       ------------
                 FLOATING RATE NOTE OBLIGATION RELATED TO SECURITIES HELD (-7.3%)
   (6,000)       Notes with interest rate of 3.88% at September 30, 2007 and contractual maturities of collateral at 02/15/47@@ (a)
                   (Cost ($6,000,000))                                                                                   (6,000,000)
                                                                                                                       ------------
                 TOTAL NET INVESTMENTS
                   (COST $77,554,438) (a)                                                                      98.7%     80,583,680
                 OTHER ASSETS IN EXCESS OF LIABILITIES                                                          1.3       1,053,273
                                                                                                           ---------   ------------
                 NET ASSETS                                                                                    100.0%  $ 81,636,953
                                                                                                           =========   ============



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----------

   AMT     Alternative Minimum Tax.
   ETM     Escrowed to maturity.
   FHA     Federal Housing Administration.
    *      Current coupon of variable rate demand obligation.
    # Security is a "step up" bond where the coupon increases on a predetermined future date.
    ++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,345,000 which represents 7.8% of net assets.
    @ Underlying security related to inverse floaters entered into by the Fund.
    @@ Floating rate obligations related to securities held. The interest rates shown reflect the rates in effect September 30, 2007.
    ** A portion of this security has been physically segregated in connection with derivatives transactions.
   (a) Floating Rate Note Obligations Related to Securities Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and
           (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At September 30, 2007, Trust investments with a value of $7,846,540 are held by the Dealer Trust and serve as collateral for the $6,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at September 30, 2007 are presented in the "Portfolio of Investments".
   (b) The aggregate cost for federal income tax purposes is $77,471,685. The aggregate gross unrealized appreciation is $3,685,089 and the aggregate gross unrealized depreciation is $573,094, resulting in net unrealized appreciation of $3,111,995.


Bond Insurance:
  Ambac    Ambac Assurance Corporation.
  FGIC     Financial Guaranty Insurance Company.
   FSA     Financial Security Assurance Inc.
  MBIA     Municipal Bond Investors Assurance Corporation.


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007



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